COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Termination charges	$ 0	$ 0	$ 0